other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2024
other long-term liabilities
Schedule of other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2024	2023
Contract liabilities	24	$103	$84
Other		2	2
Deferred revenues		105	86
Pension benefit liabilities	15	413	453
Other post-employment benefit liabilities		80	76
Derivative liabilities	4(d)	50	191
Deferred capital expenditure government grants		45	—
Other		55	57
		748	863
Deferred customer activation and connection fees	24	4	4
		$752	$867